Goodwill and Other Intangible Assets - Summary of Goodwill and Other Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 1,143	$ 967
Ending balance	1,376	1,143
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,581	1,399
Acquisition of businesses (note 11)	304	147
Additions	108	112
Capitalised interest	5	5
Disposals	(22)	(72)
Exchange and other adjustments	1	(10)
Ending balance	1,977	1,581
Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(438)	(432)
Provided	(40)	(40)
System Fund expense	(47)	(37)
Impairment charges	(99)
Disposals	22	67
Exchange and other adjustments	1	4
Ending balance	(601)	(438)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	313	237
Ending balance	339	313
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	455	377
Acquisition of businesses (note 11)	70	83
Additions	4
Exchange and other adjustments		(5)
Ending balance	529	455
Goodwill [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(142)	(140)
Impairment charges	(49)
Exchange and other adjustments	1	(2)
Ending balance	(190)	(142)
Brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	250	193
Ending balance	439	250
Brands [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	250	193
Acquisition of businesses (note 11)	189	58
Exchange and other adjustments		(1)
Ending balance	439	250
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	500	464
Ending balance	524	500
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	781	745
Additions	98	107
Capitalised interest	5	5
Disposals	(22)	(72)
Exchange and other adjustments	2	(4)
Ending balance	864	781
Software [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(281)	(281)
Provided	(35)	(36)
System Fund expense	(46)	(37)
Disposals	22	67
Exchange and other adjustments		6
Ending balance	(340)	(281)
Management contracts [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	67	64
Ending balance	59	67
Management contracts [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	77	71
Acquisition of businesses (note 11)	45	6
Ending balance	122	77
Management contracts [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(10)	(7)
Provided	(3)	(3)
Impairment charges	(50)
Ending balance	(63)	(10)
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	13	9
Ending balance	15	13
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	18	13
Additions	6	5
Exchange and other adjustments	(1)
Ending balance	23	18
Other intangibles [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(5)	(4)
Provided	(2)	(1)
System Fund expense	(1)
Ending balance	$ (8)	$ (5)